Summary of significant accounting policies - Intangible assets (Details) - Acquired software licenses	12 Months Ended
Dec. 31, 2019
Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life in years	1 year
Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life in years	3 years